Income taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income tax

A reconciliation between the Group’s actual provision for income tax and the provision at the respective statutory rate was as follows:

	For the six-month ended June 30,
	2024	2025	2025
	S$’000	S$’000	US$’000

Loss before income taxes	(13,542)	(4,844)	(3,808)

Tax at the domestic rates applicable to profit or loss in the countries where the Group operates	(268)	(233)	(183)
Reconciling items:
Non-deductible expenses	42	51	40
Government grant not subject to tax	(5)	(3)	(2)
Valuation allowance for tax losses	226	173	136
Others	5	44	34
Tax charge	-	32	25

Schedule of components of deferred tax balances

Significant components of the Company’s deferred tax balances as of June 30, 2025 and December 31, 2024 are as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000
Deferred tax assets
Tax losses carry forwards	3,109	3,282	2,580
Less: Valuation allowance	(3,109)	(3,282)	(2,580)
Total deferred tax assets	-	-	-

Deferred tax liabilities
Total deferred tax liabilities	32	-	-